EMPLOYEE BENEFIT LIABILITIES, NET (Schedule of Expenses Recognized in Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
Current service cost	$ 282	$ 292	$ 356
Interest expenses, net	24	25	23
Current service cost (income) due to the transfer of real yield from the compensation component to the royalties’ component in executive insurance policies before 2004	(1)	3	(7)
Total employee benefit expenses	305	320	372
Actual return on plan assets	$ 158	$ 171	$ 119